LVIP Vanguard Bond Allocation Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–29.97%
INVESTMENT COMPANY–29.97%
Fixed Income Fund–29.97%
Vanguard Core Bond Fund	17,328,574	$369,618,486
Total Affiliated Investment (Cost $367,795,648)		369,618,486

UNAFFILIATED INVESTMENTS–70.05%
INVESTMENT COMPANIES–70.05%
Fixed Income Funds–69.63%
Vanguard Intermediate-Term Bond ETF	1,523,783	136,287,151
Vanguard Long-Term Bond ETF	1,422,193	145,533,010
Vanguard Mortgage-Backed Securities ETF	2,721,723	145,040,619
Vanguard Short-Term Bond ETF	3,038,393	248,965,922
Vanguard Total International Bond ETF	3,212,251	182,969,817
		858,796,519
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	5,231,047	$ 5,231,047
		5,231,047
Total Unaffiliated Investments (Cost $856,383,516)		864,027,566

TOTAL INVESTMENTS–100.02% (Cost $1,224,179,164)	1,233,646,052
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(306,201)
NET ASSETS APPLICABLE TO 111,790,648 SHARES OUTSTANDING–100.00%	$1,233,339,851

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes.
LVIP Vanguard Bond Allocation Fund–1

LVIP Vanguard Bond Allocation Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard Bond Allocation Fund (formerly LVIP Dimensional/Vanguard Total Bond Fund), (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”),which, in turn, invest in U.S. and foreign fixed-income securities and moneymarket instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$369,618,486	$—	$—	$369,618,486
Unaffiliated Investment Companies	864,027,566	—	—	864,027,566
Total Investments	$1,233,646,052	$—	$—	$1,233,646,052
There were no Level 3 investments at the beginning or end of the period.
LVIP Vanguard Bond Allocation Fund–2

LVIP Vanguard Bond Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-29.97%@
Fixed Income Funds-29.97%@
×DFA VA Short-Term Fixed Portfolio	$55,370,916	$5,378,724	$60,749,640	$(60,019)	$60,019	$—	—	$—	$—
×DFA VA Global Bond Portfolio	44,345,253	4,302,978	48,783,293	84,571	50,491	—	—	—	—
×DFA Intermediate Term Extended Quality Portfolio	213,828,845	22,519,117	227,019,438	13,564,831	(22,893,355)	—	—	2,079,969	—
‡Vanguard Core Bond Fund	—	370,748,380	2,940,202	(12,530)	1,822,838	369,618,486	17,328,574	1,754,922	—
Money Market Fund-0.00%@
×LVIP Government Money Market Fund	16,789,948	2,152,200	18,942,148	—	—	—	—	710	—
Total	$330,334,962	$405,101,399	$358,434,721	$13,576,853	$(20,960,007)	$369,618,486		$3,835,601	$—

@ As a percentage of Net Assets as of September 30, 2021.
× Issuer is no longer an affiliate of the Fund at September 30, 2021.
‡ Issuer was not an investment of the Fund at December 31, 2020.
LVIP Vanguard Bond Allocation Fund–3